Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated in consolidation. The Group accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

(b)	Currency translation for financial statements presentation

The Group uses Renminbi (“RMB”) as its reporting currency. The United States Dollar (“USD”) is the functional currency of the Company incorporated in Cayman and the Group’s subsidiary Sincere Fame International Limited incorporated in British Virgin Islands, and the Hong Kong Dollar (“HKD”) is the functional currency of the Group’s subsidiary China Financial Services Group Limited incorporated in Hong Kong and the RMB is the functional currency of the Group’s PRC subsidiaries.

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ deficit on the consolidated financial statements. The resulting exchange differences are recorded in the consolidated statements of other comprehensive income/(losses).

(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, allowance for credit losses on loans principal, interest and financing service fee receivables, debt securities, guarantee assets, the valuation allowance for deferred tax assets, unrecognized tax benefits, the indefinite reinvestment assertion and the fair value of short term investments and share-based compensation.

(d)	Revenue recognition

Interest and financing service fees on loans which are amortized over the contractual life of the related loans are recognized in consolidated statements of comprehensive income in accordance with ASC 310 using the effective interest method.

The Group considered relevant accounting guidance and concluded that arrangements for its guarantee services provided for its off-balance sheet loans under commercial bank partnership model are out of scope of ASC 606, Revenue from Contracts with Customers. Therefore, “Gains/losses from guarantee liabilities” included in “Net revenue under commercial bank partnership model” on the Consolidated Statements of Comprehensive income should be accounted for in accordance with ASC 460, Guarantees. The other revenue streams under commercial bank partnership model are accounted for in accordance with ASC 606.

The criteria of revenue recognition as they relate to each of the following major revenue generating activities are described below:

(i)	Interest and financing service fees on loans

Interest and financing service fees on loans, which include financing service fees on loans, are collected from borrowers for loans and related services.

Interest and financing service fees on loans include the amortization of any discount or premium or differences between the initial carrying amount of an interest-bearing asset and its amount at maturity calculated using the effective interest basis.

The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating the interest and financing service fees on loans over the years. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument. When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial instrument but does not consider future credit losses. Interest on the individually evaluated financial assets is recognized using the rate of interest used to discount future cash flows. The Group applies an exemption from the effective interest rate method for short-term loans with original maturities of 12 months or less

(ii)	Interest income on debt securities

Interest income on debt securities is calculated by applying the effective interest rate to the gross carrying amount of debt securities to unrelated companies plus any interest received from corporate debt securities.

(iii)	Interest income charged to sales partners

In the event of loans issued to the borrowers are in default, one of the sales partners options is to repurchase the defaulted loan in instalments. Interest income charged to sales partners is calculated by applying the total unpaid principal and the accrued overdue interests of defaulted loans plus deferred interest as stated in the collaboration agreement.

(iv)	Revenue under commercial bank partnership model

In accordance with the relevant guidance in ASC Topic 606, the amounts associated with guarantee services under commercial bank partnership model is within the scope of ASC Topic 460 and should be accounted for in accordance with the provisions of that Topic. The services not within the scope of other Topics should be accounted for in accordance with the remaining provisions of ASC Topic 606 and the applicable revenue recognition guidance.

The Group considers loan facilitation services under commercial bank partnership model (covering matching of commercial banks to borrowers and facilitating the execution of loan agreement between commercial banks and borrowers) and post-facilitation services under commercial bank partnership model (covering cash processing services and collection services) as two distinctive performance obligations in accordance with ASC Topic 606. The transaction price is first allocated to guarantee services under commercial bank partnership model, if any, which is recorded at fair value and recognized during the guarantee term in accordance with ASC Topic 460.

Then the remaining considerations are allocated to the loan facilitation services and post-facilitation services under commercial bank partnership model using their relative standalone selling prices. When estimating total consideration, the Group considers early termination scenarios based on historical early payment and other termination scenarios as the Group can not receive the full contractual service fee amount under early termination, given the service fee is collected on a pro-rata basis upon early loan termination. Such service fee is determined to be variable consideration that meets the “probable of not reversing” threshold. As such, the Group recognizes revenue related to early termination based on its best estimate and true up adjustments are made from time to time. The Group does not have observable standalone selling price for the loan facilitation services or post-facilitation services because it does not provide loan facilitation services or post-facilitation services on a standalone basis in similar circumstances to similar customers. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group.

The Group uses an expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post facilitation services as the basis of revenue allocation. When estimating the selling prices, the Group considers the cost related to such services, profit margin, customer demand, effect of competition on services, and other market factors, among which estimates of the cost of providing the services is the most significant.

The transaction price allocated to loan facilitation services is recognized as revenue upon execution of loan agreements between commercial banks and borrowers; the consideration allocated to post-facilitation services is recognized over the period of the loan on a straight-line method, which approximates the pattern of when the underlying services are performed.

Remaining performance obligations represent the transaction price allocated to undelivered services under post-facilitation services. The associated revenue will be recognized until the services are performed and the revenue recognition criteria under ASC Topic 606 is satisfied. The Group collects service fees monthly. The aggregate amounts of the transaction price allocated to performance obligations that are unsatisfied pertaining to post-origination services were RMB 17.53 million and RMB 6.26 million for the years ended December 31, 2023 and 2024, respectively. Among the aggregate transaction price, approximately 100% and 100% of the remaining performance obligations will be recognized over the following 12 months for the years ended December 31, 2023 and 2024, respectively.

(v)	Realized gains/(losses) on sales of investments

Realized gains/(losses) consist of realized gains and losses from the sale of investment securities, presented on a net basis.

(vi)	Net gains/(losses) on sales of loans

Net gains/(losses) on sales of loans refer to any gains and losses from the disposal of loans which is accounted for as a sale under ASC 860.

(vii)	Gains on confiscation of CRMPs

Gains on confiscation of credit risk mitigation positions are recognized to the extent confiscated CRMPs exceed previously recognized allowance for credit losses and guarantee asset when sales partners surrender the CRMPs and the obligation of refunding the CRMPs is released.

(e)	Loans

(i)	On-balance sheet loans

Loans are reported at their outstanding principal balances net of any unearned income and unamortized deferred fees and costs. Loan origination fees and certain direct origination costs are generally deferred and recognized as adjustments to income over the lives of the related loans.

The Group facilitates credit to borrowers through structured funds which are considered as consolidated VIEs and the Group evaluated VIEs for consolidation in accordance with ASC 810 in the Consolidated VIEs Section of Note 1. Providing credit strengthening arrangement since March 2018 for the loans to customers under the funds is one of the key factors to determine that the Group should consolidate the structured funds as it is the primary beneficiary of the funds. As a result, the loan principal remains on the Group’s consolidated balance sheets, whilst the funds received from senior tranches holders are recorded as Other Borrowings in the Group’s consolidated balance sheets as disclosed in Note 12(b)(i).

Non-accrual policies

Loans principal, interest and financing service fee receivables are placed on non-accrual status when payments are 90 days contractually past due. When a loan principal, interest and financing service fee receivable is placed on non-accrual status, interest and financing service fees accrual cease. If the loan is non-accrual, the cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Loans principal, interest and financing service fee receivables may be returned to accrual status when all of the borrower’s delinquent balances of loans principal, interest and financing service fee have been settled and the borrower continue to perform in accordance with the loan terms for a period of at least six months.

Charge-off policies

For the years ended December 31, 2023 and 2024, the charge-off policies in Group are presented as follows:

Principal, interest and financing service fee receivables are charged down to net realizable value (fair value of collaterals, less estimated costs to sell) when the Group has determined the remaining balance is uncollectable after exhausting all collection efforts. In order to comply with ASC 310 and ASC 326, the Group considers loans principal, interest and financing service fee receivables meeting any of the following conditions as uncollectable and charged-off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments; (iii) sales of loans to third parties; (iv) settlement with the borrower, where the Group releases irrecoverable loans through private negotiations with the borrower where the borrower cannot repay the loan in full through self-funding or voluntary sale of the collateral; (v) disposal through legal proceedings, including but not limited to online arbitrations, judicial auctions and court enforcements; or (vi) loans are 180 days past due unless both well-secured and in the process of collection.

Allowance for credit losses

Allowance for credit losses represents management’s best estimate of probable losses inherent in the portfolio.

Commencing January 1, 2020, the Group adopted ASC 326, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”, which replaced the incurred loss methodology for determining the provision for credit losses and allowance for credit losses with a current expected credit loss methodology (“ACL”) , which is based on past events, current conditions and reasonable and supportable forecasts over the life of the loans. ASC 326 defines the ACL as a valuation account that is deducted from, or added to the amortized cost of a financial asset to present the net amount that management expects to collect on the financial asset over its expected life. All financial assets carried at amortized cost are in the scope of ASC 326, while assets measured at fair value are excluded. The allowance for credit losses is adjusted each period for changes in expected lifetime credit losses. When credit expectations change, the valuation account is adjusted with changes reported in provision for credit losses. If amounts previously charged off are subsequently expected to be collected, the Group may recognize a negative allowance, which is limited to the amount that was previously charged off.

The ACL includes collectively evaluated (“collective ACL”) and individually evaluated (“individual ACL”) allowance for credit losses. The Group aggregates loans sharing similar risk characteristics into pools for purposes of measuring expected credit losses. Pools are reassessed periodically to confirm that all loans within each pool continue to share similar risk characteristics. Expected credit losses for loans that do not share similar risk characteristics with other financial assets are measured individually.

The collective ACL is measured based on loans that share similar risk characteristics and includes both quantitative and qualitative components. The collective ACL utilizes probability of default (PD) and loss given default (LGD) models, and is the product of multiplying PD, LGD, and exposure at default (EAD) for nondelinquent loans, delinquent loans within 90 days. The PD is computed based on the historical delinquency data, adjusted for a macroeconomic forecast, which considers selected economic variables and the weighting of multiple macroeconomic forecast scenarios over the life of the loans. These macroeconomic scenarios include variables that have historically been key drivers of increases and decreases in credit losses. These variables include, but are not limited to, gross-domestic product, total retail sales of consumer goods and urban per capita disposable income and are updated at least quarterly. The LGD model considers historical loss experience period. The qualitative component of the collective ACL represents the Group’s judgment of additional considerations to account for external risk factors that are not adequately measured in the quantitative component of the collective ACL, including consideration of idiosyncratic risk factors, conditions that may not be reflected in quantitatively derived results, or other relevant factors.

The individual ACL is estimated on an individual basis for loans whose payments are contractually past due more than 90 days or do not share similar risk characteristics. A financial asset is collateral-dependent when the borrower is experiencing financial difficulty and repayment is expected to be provided substantially through the sale or operation of the collateral. When a collateral-dependent financial asset is probable of foreclosure, the Group will utilize the discounted cash flow (“DCF”) model to determine the expected credit loss for the loan by comparing the amortized cost of the loan with the present value of the projected cashflow for the underlying collateral. The projected cashflow is calculated based on fair value of collateral provided by third-party appraisers, adjusted for the estimated disposal discounts on the collateral and cost to sell.

Under the trust lending model, when the Group grants a loan through a trust plan, the loan is with the borrower and guarantee is entered into with a separate counterparty (the sales partner). As such, under the definition of ASC 326-20-20, the guarantee arrangement and lending arrangement would be considered freestanding arrangements. As sale partners will provide guarantee of the entire loan to the Group, collection for loss is probable and estimable when a loss on an insured loan is incurred and recognized. In this case, the Group will recognize guarantee loss recoverable asset in the amount that the Group determines is probable to receive from the guarantor with an offsetting entry to “provision for credit losses” when the Group concludes that the loss recovery is collectible. However, potential recovery that exceeds the recognized loss, if any, (gain contingency) will not be recognized until cash is received. Therefore, the amounts estimated to be recoverable from the proceeds of guarantees will be reported as a separate asset (guarantee asset) in the balance sheet. The increase in guaranteed recoverable assets are included in the income statement as a reduction of the “provision for credit losses”, separate disclosure of the increase in guaranteed recoverable assets is included in the roll forward of the “allowance for credit losses”. The income statement caption was disclosed as “Provision for credit losses, net of increase in increase in guaranteed recoverable assets”.

Loans held-for-sale

Loans held-for-sale are measured at the lower of cost or fair value, with valuation changes recorded in noninterest revenue. The valuation is performed on an individual loan basis. Loan origination fees or costs and purchase price discounts or premiums are deferred in a contra loan account until the related loan is sold. The deferred fees or costs and discounts or premiums are adjustments to the basis of the loan and therefore are included in the periodic determination of the lower of cost or fair value adjustments.

The loan is derecognized if the Group does not retain any risk and rewards after transferring the loan. Such transfer would be recorded as sales according to ASC 860-10-40-5. At the time of derecognition, any related allowance for credit losses is released. Gains and losses on loans transfer as a sale are recognized in the non-interest income.

(ii)	Off-balance sheet loans

For loans funded by the proceeds from third-party commercial banks, each underlying loan and borrower has to be approved by the third-party commercial banks individually. Once the loan is approved by and originated by the third-party commercial bank, the fund is provided by the third-party commercial bank to the borrower and a lending relationship between the borrower and the third-party commercial bank is established through a loan agreement. Effectively, the Group offers loan facilitation services to the borrowers who have credit needs and the commercial banks who originate loans directly to borrowers referred by the Group. The Group continues to provide post-facilitation services to the borrowers over the term of the loan agreement. Under this scenario, the Group determines that it is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record loans principal, interest and financing service fee receivables arising from these loans nor interest-bearing borrowings to the third-party commercial banks.

Under the commercial bank partnership model, when the third-party commercial banks grant loans, the Group provides guarantee services to commercial banks and takes on all of the credit risk of the borrowers. Also, if the loan is referred to the Group by a separate counterparty (the sales partner), the credit risk of the borrower will be transferred to the sales partner. As such, under the definition of ASC 326-20-20, the guarantee arrangement between the third-party commercial banks and the Group and between the Group and the sales partner would be considered freestanding arrangements. As sale partners will provide guarantee of the entire loan to the Group, collection for loss is probable and estimable when a loss on an insured loan is incurred and recognized. In this case, the Group will recognize guarantee loss recoverable asset in the amount that the Group determines is probable to receive from the guarantor with an offsetting entry to “provision for credit losses” when the Group concludes that the loss recovery is collectible. However, potential recovery that exceeds the recognized loss, if any, (gain contingency) will not be recognized until cash is received. Therefore, the amounts estimated to be recoverable from the proceeds of guarantees will be reported as a separate asset (guarantee asset) in the balance sheet. The income statement caption was disclosed as “Provision for credit losses, net of increase in increase in guaranteed recoverable assets”.

(f)	Cash, cash equivalents and restricted cash

Cash and cash equivalents primarily consist of cash, deposits which are highly liquid and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Group considers highly liquid investments that are readily convertible to known amounts of cash.

Restricted cash are cash and cash equivalents that are not readily available for normal disbursement and mainly represents cash and cash equivalents from structured funds. Such restricted cash is not available to fund the general liquidity needs of the Group and could only be used to grant new loans and activities as mentioned in Note 1.

(g)	Investment securities

Short term investments

Short term investments consist of wealth management products. Short term investments are recorded at fair value and included in the profit and loss of changes in fair value. Realized gains and losses from the sale of short term investments are determined on a specific identification basis and are recorded as realized gains/(losses) on sales of investments. Interest and investment income are recognized when earned.

Debt securities

Debt securities consist of held-to-maturity debt securities that the Group has the positive intent and ability to hold the security to maturity and are recorded at amortized cost.

The Group reviews its investments in held-to-maturity debt securities for impairment periodically, recognizing an allowance, if any, by applying an estimated loss rate. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its investments in held-to-maturity debt securities. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net carrying value at the amount expected to be collected on the held-to-maturity debt securities.

Convertible bonds

The Group has elected the fair value option for investment in convertible bonds in accordance with ASC Subtopic 825-10 (“ASC 825-10”), Recognition and Measurement of Financial Assets and Financial Liabilities. The financial instruments guidance in ASC 825-10 permits reporting entities to apply the fair value option on an instrument-by-instrument basis. The investments accounted for under the fair value option are carried at fair value with realized gains or losses recorded in “Realized gains on sales of investments, net” and unrealized gains or losses recorded in “other gains/(losses), net” on the consolidated statements of comprehensive income/(loss).

(h)	Property and equipment

Property and equipment are stated at cost. Depreciation on equipment is calculated on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the economic useful life of the improvement or the term of the lease. The estimated useful life of office and other equipment range from 1 to 5 years, the estimated useful life of leasehold improvements or the term of the lease range from 1 to 6 years, while the estimated useful lives of motor vehicles range from 3 to 8 years.

(i)	Intangible assets

Indefinite-lived intangible assets are assets that are not amortized because there is no foreseeable limit to cash flows generated from them. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives.

The Group categorizes trademarks as indefinite-lived intangible assets, whose carrying value is RMB2.97 million. If it is more likely than not that the asset is impaired, the Group records the amount that the carrying value exceeds the fair value as an impairment expense. The Group performed its annual impairment review of indefinite-lived intangible assets on December 31, 2023 and 2024 and determined that it is more likely than not that the carrying value was less than the fair value.

Intangible assets with finite useful lives represent software and cooperation agreements, the estimated useful lives of which are 1 to 3 years and 3 years, respectively.

(j)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax assets or liabilities are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured as the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group classifies interest and penalties related to income taxes as income tax expense.

(k)	Employee benefit plans

Pursuant to relevant PRC regulations, the Group is required to make contributions to various employee benefit plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at statutory rates as determined by local social security bureau. Contributions to the employee benefit plans are charged to the consolidated statements of income. The Group has no obligations for payment of pension benefits associated with the plans beyond the amount it is required to contribute.

(l)	Long-lived assets

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market value and third-party independent appraisals, as considered necessary.

(m)	Share-based compensation

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Group recognizes compensation cost using a front-loading approach for an award with only service conditions that have a graded vesting schedule over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical and future expectations of employee turnover rates.

In 2024, the Group extended the expiration date of its 2018 Options to December 31, 2027, resulting in an incremental fair value of share options. The associated compensation cost was fully recognized in 2024.

(n)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. The Group’s lease liability is measured at the present value of future operating lease payments, discounted using the incremental borrowing rate. Right of use asset is measured at the amount of lease liabilities plus prepaid rent and direct costs, less any lease incentives. The operating lease expense is recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays, which are considered in determining the straight-line operating lease expense to be recorded over the lease term.

(o)	Guarantee liabilities

Starting from 2021, the Group started to cooperate with third-party financing guarantee corporations that provides guarantee services to commercial banks. According to relevant financial guarantee arrangements, third-party financing guarantee corporations will fulfil its obligations to purchase defaulted loans. However, the Group is required to provide deposits and replenish such deposits from time to time to third-party financing guarantee corporations for its obligations of purchasing defaulted loans. Effectively, the Group provides back-to-back guarantee to third-party financing guarantee corporations and takes on all of the credit risk of the borrowers. These financial guarantee contracts are accounted for as guarantee liabilities under ASC 460, Guarantees.

The Group adopted ASC 326, Financial Instruments—Credit Losses, which requires gross accounting for guarantee liability. As a result, at inception of these financial guarantee provided for off-balance sheet loans under commercial bank partnership model, the Group will recognize both a stand-ready guarantee liability under ASC 460 with an associated guarantee receivable, and a contingent guarantee liability with an allowance for credit losses of the underlying loans under current expected credit loss methodology, which includes both quantitative and qualitative components. The collective ACL utilizes probability of default (PD) and loss given default (LGD) models, and is the product of multiplying PD, LGD, and exposure at default (EAD) for guarantee liabilities. The PD is computed based on the historical delinquency data, adjusted for a macroeconomic forecast, which considers selected economic variables and the weighting of multiple macroeconomic forecast scenarios over the life of the off-balance sheet loans. The LGD model considers historical loss experience period. The qualitative component of the collective ACL represents the Group’s judgment of additional considerations to account for external risk factors that are not adequately measured in the quantitative component of the collective ACL, including consideration of idiosyncratic risk factors, conditions that may not be reflected in quantitatively derived results, or other relevant factors.

Subsequent to the initial recognition, the ASC 460 stand-ready guarantee is released into gains from guarantee liabilities on a straight-line basis over the term of the guarantee, while the contingent guarantee is reduced by the pay-outs made by the Group to compensate the investors upon borrowers’ default.

(p)	Repurchase agreements

Financial assets sold under agreements to repurchase do not constitute a sale of the underlying financial assets for accounting purposes and are treated as collateralized financing transactions. Financial assets sold under agreements to repurchase are recorded at the amount of cash received plus accrued interest. Interest paid on agreements to repurchase is recorded in interest expense at the contractually specified rate.

(q)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(r)	Fair value measurements

The Group uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels in accordance with ASU 2011-04 (see Note 3 to the consolidated financial statements):

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

(s)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period.

Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(t)	Segment reporting

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single segment.

All of the Group’s revenue for the years ended December 31, 2022, 2023 and 2024 were generated from the Chinese Mainland. As the Group generates all of its revenues in the PRC, no geographical segments are presented.

The Group generates revenues primarily from (i) Interest and financing service fees on loans collected from borrowers for loans and related services.; (ii) loan facilitation services under commercial bank partnership model (covering matching of commercial banks to borrowers and facilitating the execution of loan agreement between commercial banks and borrowers) and post-facilitation services under commercial bank partnership model (covering cash processing services and collection services).

The accounting policies of the segment profit or loss and assets are the same as those described in the summary of significant accounting policies. The Group’s CODM assesses performance for the segment and decides how to allocate resources based on net income that also is reported on the consolidated statement of comprehensive income (loss) as net income. The measure of segment assets is reported on the consolidated balance sheet as total assets. The regularly provided significant segment expense information is the same as that included in the consolidated statement of comprehensive income (loss). The Group’s CODM uses net income to evaluate income generated from segment assets in deciding whether to reinvest profits into the segment or to pay dividends.

(u)	Recently adopted accounting standards

In 2024, the Group adopted the following new accounting guidance:

ASU 2023-07 - Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures

ASU 2023-07 was adopted on January 1, 2024 on a retrospective basis. The Group applied ASU 2023-07 retrospectively to all prior periods presented in the consolidated financial statements. The adoption had no material impact on reportable segments identified and had no effect on the Group’s consolidated financial position, results of operations, or cash flows

(v)	Recently issued accounting standards

ASU 2023-09 - Income Taxes (Topic 740) - Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures, which provides more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This ASU 2023-09 is to be adopted on a prospective basis and will be effective for the Group on January 1, 2025, although early adoption is permitted.

ASU 2024-03 - Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement.

ASU 2025-01 - Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date

In January, the FASB issued ASU No. 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, clarified that ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted.

The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures. The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial statements.